CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	2,000,000	2,000,000
Preferred stock, shares issued	0	695,857	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	30,000,000	30,000,000
Common stock, shares issued	17,108,968	14,101,395	7,856,607
Common stock, shares outstanding	17,108,968	14,101,395	7,856,607
Series B Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	695,857	695,857
Preferred stock, shares outstanding	0	0